Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023		Jun. 30, 2022
Reliant Galaxy International Limited [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation		Established in British Virgin Islands on January 3, 2017		Established in British Virgin Islands on January 3, 2017
Capital		Registered and paid-in capital of US$10,000		Registered and paid-in capital of RMB 69,100
Attributable equity interest		100.00%		100.00%
Principal activities		Investment holding		Investment holding
Sure Rich Investment (Group) Limited [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation	Established in Hong Kong on February 1, 2007	Established in Hong Kong on February 1, 2007		Established in Hong Kong on February 1, 2007
Capital	Share capital of HK$1	Share capital of HK$1		Share capital of RMB1
Attributable equity interest	100.00%	100.00%		100.00%
Principal activities	Investment holding	Investment holding		Investment holding
Fujian Jin’ou Trading Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation	Established in the PRC on July 5, 2004	Established in the PRC on July 5, 2004		Established in the PRC on July 5, 2004
Capital	Registered and paid-in capital of US$1,650,000	Registered and paid-in capital of US$1,650,000		Registered and paid-in capital of US$1,650,000
Attributable equity interest	100.00%	100.00%		100.00%
Principal activities	Investment holding and marketing own-brand and wholesaling of spirits	Investment holding and marketing own-brand and wholesaling of spirits		Investment holding and marketing own-brand and wholesaling of spirits
Fenyang Huaxin Wine Industry Development Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on April 15, 2013	[1]	Established in the PRC on April 15, 2013
Capital		Registered and paid-in capital of RMB1,000,000	[1]	Registered and paid-in capital of RMB1,000,000
Attributable equity interest		100.00%		100.00%
Principal activities		Marketing own-brand and wholesaling of spirits and wines	[1]	Marketing own-brand and wholesaling of spirits and wines
Fenyang Jinqiang Wine Industry Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on November 7, 2013	[1],[2]	Established in the PRC on November 7, 2013
Capital		Registered capital 10,000,000 and paid-in capital of RMB5,000,000	[1],[2]	Registered capital 10,000,000 and paid-in capital of RMB5,000,000
Attributable equity interest		100.00%		100.00%
Principal activities		Marketing own-brand and wholesaling of spirits	[1],[2]	Marketing own-brand and wholesaling of spirits
Beijing Huaxin Tianchuang Enterprise Management Consulting Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on April 14, 2017		Established in the PRC on April 14, 2018
Capital		Registered and issued capital of RMB1,000,000		Registered and issued capital of RMB1,000,000
Attributable equity interest		51.00%	[2]	51.00%	[3]
Principal activities		Dormant		Dormant

[1]	The change of company name of the subsidiaries was effective on September 1, 2022.
[2]	The subsidiary was registered with unpaid share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$70,332) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.
[3]	The subsidiary was registered with unpaid share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$76,141) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.